Note 10 - Deposits - Components of Interest-bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Interest-bearing demand	$ 624,658	$ 471,795
Savings	88,970	79,453
Time, $250,000 and over	55,677	53,881
Other time	291,802	287,149
Total interest-bearing deposits	$ 1,061,107	$ 892,278